MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2021
Marketable Securities [Abstract]
Schedule of Equity Securities Reconciliation	Our marketable securities consist of equity securities in Eneti Inc, a company engaged in marine based renewable energy. Eneti Inc was, until February 2021, named Scorpio Bulkers Inc., engaged in dry bulk shipping. Eneti Inc is listed on the New York Stock Exchange.

(in thousands of $)
Balance at December 31, 2020	3,684
Unrealized gain (loss)	372
Balance at June 30, 2021	4,056